SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 27, 2022	Dec. 01, 2022	Nov. 22, 2022
Chinalco High End Manufacturing Co., Ltd
Disclosure of transactions between related parties [line items]
Equity method investment percentage	9.16%
Yunnan Aluminum
Disclosure of transactions between related parties [line items]
Equity interest acquired (as a percent)			19.00%
Cash consideration			¥ 6,661,599
Yunnan Aluminum | Yunnan Metallurgical Group Co., Ltd.
Disclosure of transactions between related parties [line items]
Equity interest acquired (as a percent)			19.00%
Cash consideration			¥ 6,662,000
Pingguo Aluminum Company Limited [Member]
Disclosure of transactions between related parties [line items]
Equity interest acquired (as a percent)		100.00%
Cash consideration		¥ 1,887,474